13. Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Relevant information of the Company's investees:
Capital stock	R$ 3,098,230
Total equity (deficit)	(4,505,351)	R$ (3,088,521)	R$ (3,375,934)	R$ (4,337,989)
Net income (loss) for the year	(779,724)	377,817	1,098,730
Adjusted net income (loss) for the year attributable to the Company's interest	R$ (1,506,099)	R$ 86,705	R$ 877,695
SCP Trip [Member]
Relevant information of the Company's investees:
Total number of shares	0	0
Capital stock	R$ 1,318	R$ 1,318
Interest	60.00%	60.00%
Total equity (deficit)	R$ 1,962	R$ 2,225
Adjusted equity (deficit)	1,177	1,333
Net income (loss) for the year	644	907
Adjusted net income (loss) for the year attributable to the Company's interest	R$ 387	R$ 544
Netpoints Fidelidade S.A [Member]
Relevant information of the Company's investees:
Total number of shares	130,492,408	130,492,408
Capital stock	R$ 75,351	R$ 75,351
Interest	25.40%	25.40%
Total equity (deficit)	R$ (20,758)	R$ (22,997)
Adjusted equity (deficit)	0	0
Net income (loss) for the year	(3,613)	(9,344)
Adjusted net income (loss) for the year attributable to the Company's interest	R$ 0	R$ 0